Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Anthony Puleo

Bluegreen Vacations Corporation

4960 Conference Way, North Suite 100

Boca Raton, FL 33431

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Bluegreen Vacations Corporation (the “Company”), KeyBanc Capital Markets Inc. and Barclays Capital, Inc. (together, the “Underwriters”), who are collectively referred to herein as the “Specified Parties”, relating to the accuracy of the Specified Attributes for each of the timeshare loans to be selected as a sample (the “Specified Items”) with respect to BXG Receivables Note Trust 2018-A (the “Transaction”).   Bluegreen Vacations Corporation (the “Responsible Party”) is responsible for the accuracy of the Specified Attributes for the Specified Items. The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties agreed on a sample size of 115 timeshare loans (“Sample Loans”) which were selected using a simple random sample from the pool of assets on the Data Tape identified by the Company as being loans that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•

The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017

T: (646) 471-3000, F: (813) 286-6000, www.pwc.com/us

Report of Independent Accountants on Applying Agreed-Upon Procedures

BXG Receivables Note Trust 2018-A

October 3, 2018

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
•	The reasonableness of any of the assumptions provided by the Responsible Party; and
•

The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the entire pool of assets in the Transaction based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the transaction.

Data, Information, and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data elements to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one or more data elements using a prescribed methodology.

•	The phrase “Sample Cut-off Date” refers to August 15, 2018.

•

The phrase “Data Tape” refers to a listing of timeshare loans provided to us by the Company on September 10, 2018 in an excel document titled “Statistical Pool 8-15-18 Loan file.xlsx" which includes certain attributes related to the Specified Items as of the Sample Cut-off Date.

•	The phrase “Source Documents” refers to the following underlying documentation, or screenshot of underlying documentation, provided to us by the Company for each Specified Item -

o	Promissory Note
o	Purchase Agreement
o	Loan Servicing and Accounting Management System (“LSAMS”) screenshots
o	Extension Agreement, if available, and
o	Revision of Terms Request, if provided

Report of Independent Accountants on Applying Agreed-Upon Procedures

BXG Receivables Note Trust 2018-A

October 3, 2018

Procedures Performed

Using the Data Tape, we randomly selected the Sample Loans from the loans represented on the Data Tape.    We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Data Tape based on the sample size and results of the procedures performed.

At the request of the Specified Parties, and using the additional assumptions and methodologies provided to us by the Company in Exhibit I, we compared the attributes specified in the table below (the “Specified Attributes”), as obtained from the corresponding column in the Data Tape specified for each Sample Loan, to the Source Documents listed below and found them to be in agreement.

Specified Attributes	Column(s) in the Data Tape	Source Documents
Original Principal Balance	Orig Note	Promissory Note Purchase Agreement
Current Principal Balance	Cur Prin	LSAMS
Remaining Term	Rem Term	Re-Calculated from Data Tape
Coupon Rate	Int Rate	Promissory Note Purchase Agreement or Revision of Terms Request Form if provided
Obligor State	Cust State	Promissory Note Purchase Agreement or LSAMS if provided
Obligor Country	Owner Cntyr	Promissory Note Purchase Agreement
Resort Name	Resort	Promissory Note Purchase Agreement
Original Term	Orig Term	Promissory Note Purchase Agreement
Days Delinquent	Days Delq	Re-Calculated from LSAMS
FICO Score	Credit	LSAMS
Origination Date	Orig Date	Promissory Note
Purchase Price	Purch Price	Purchase Agreement
Extension	Extension Date	Extension Agreement, if provided

We make no representation regarding the methodologies or assumptions provided to us by the Company, including those outlined in Exhibit I.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the accuracy of the Specified Attributes for the Specified Items.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of

Report of Independent Accountants on Applying Agreed-Upon Procedures

BXG Receivables Note Trust 2018-A

October 3, 2018

1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York

October 3, 2018

Report of Independent Accountants on Applying Agreed-Upon Procedures

BXG Receivables Note Trust 2018-A

October 3, 2018

Exhibit I

Assumptions provided by the Company

At the instruction of the Company, for the purposes of the Procedures, we applied the following rules as a supplement to the table contained in the report:

1.

For Specified Attribute “FICO Score”, if multiple borrowers are listed for the Sample Loan use the maximum Credit score of all the borrowers listed on the LSAMS screenshot provided for each Specified Item.

2.	For Specified Attribute “Purchase Price”, truncate the “Purchase Price” shown on the Purchase Agreement to 0 decimals.

3.	Use the following formula to determine the Specified Attribute “Days Delinquent” –

DAYS DELINQUENT = MAX(0, Sample Cut-Off Date – A)

Where, A = Next Pay Due Date or “Next Due” as shown on the LSAMS screenshot provided for each Specified Item.

4.	Use the following formula to calculate Specified Attribute “Remaining Term”, which calculates the number of months between the maturity date and the next due date plus one month –

REMAINING TERM =12*(YEAR(F2)-YEAR(N2))+MONTH(F2)-MONTH(N2)+1

Where, F2 = “Mat Date” field in the Data Tape

      N2 = “Next Due” field in the Data Tape

5.

For Specified Attribute “Coupon Rate”, there were four loans in the Data Tape that were not in agreement with the Promissory Note Purchase Agreement.   The Company provided the Revision of Terms Request form for these loans to confirm the change in interest rate.   For loans where this document was not provided, the Coupon Rate was compared to the rate provided in the Promissory Note Purchase Agreement.

6.

For Specified Attribute “Obligor State”, there were three loans in the Data Tape that were not in agreement with the Promissory Note Purchase Agreement.   The Company provided LSAMS screenshots to confirm the Obligor’s new state of residence. For loans where this screenshot was not provided, the Obligor State was compared to the State provided in the Promissory Note Purchase Agreement.

7.	An Extension Agreement was provided for one loan where an Extension Date was noted in the Data Tape. The Company confirmed that no other loans in the Sample Loans required an Extension Date.

8.	For the Specified Attribute “Resort Name”, the “Resort Name” on the Source Documents relates to the following “Resort Name” on the Data Tape.

Resort Name on Source Documents	Resort Name on Data Tape
THE CLUB AT BIG BEAR VILLAGE	Big Bear
BLUE RIDGE VILLAGE II	Blue Ridge Village
BLUE RIDGE VILLAGE	Blue Ridge Village
BG CLUB 36	Bluegreen Club 36

Report of Independent Accountants on Applying Agreed-Upon Procedures

BXG Receivables Note Trust 2018-A

October 3, 2018

Resort Name on Source Documents	Resort Name on Data Tape
BLUEGREEN SHENANDOAH VACATION OWNERSHIP PROGRAM	Bluegreen Wilderness Traveler @ Shenandoah
BLUEGREEN SHENANDOAH VACATION OWNERSHIP PROGRAM PHASE THREE	Bluegreen Wilderness Traveler @ Shenandoah
BLUEGREEN SHENANDOAH VACATION OWNERSHIP PROGRAM PHASE TWO	Bluegreen Wilderness Traveler @ Shenandoah
THE BREAKERS RESORT CONDOMINIUM	Breakers
CAROLINA GRANDE	Carolina Grande
CASA DEL MAR AT DAYTONA	Casa Del Mar Resort
CHRISTMAS MOUNTAIN VILLAS	Christmas Mountain Village
CHRISTMAS MOUNTAIN TIMBERS	Christmas Mountain Village
DAYTONA SEABREEZE	Daytona SeaBreeze
FANTASY ISLAND RESORT II	Fantasy Island Resort II
GRANDE VILLAS AT WORLD GOLF VILLAGE	Grande Villas at World Golf Village
RESORT AT WORLD GOLF VILLAGE	Grande Villas at World Golf Village
HARBOUR LIGHTS	Harbour Lights
THE INNSBRUCK, A CONDOMINIUM	Innsbruck
KING 583 HORIZONTAL PROPERTY REGIME	King 583
LAKE EVE RESORT CONDOMINIUM	Lake Eve
LAUREL CREST	Laurel Crest
MOUNTAIN RUN AT BOYNE	Mountain Run at Boyne
MOUNTAINLOFT RESORT	MountainLoft
MOUNTAINLOFT RESORT II	MountainLoft II
BLUEGREEN ODYSSEY DELLS CONDOMINIUM	Odyssey Dells
ORLANDO'S SUNSHINE RESORT	Orlando Sunshine Resort I & II
PARKSIDE, A VACATION OWNERSHIP RESORT	Parkside
BG PATRICK HENRY SQUARE VACATION OWNERSHIP PROGRAM	Patrick Henry Square
PLAYERS CLUB AT HILTON HEAD	Player's Club
SEAGLASS TOWER	SeaGlass Tower
SHORE CREST VACATION VILLAS II	Shore Crest Vacation Villas I & II
SHORE CREST VACATION VILLAS	Shore Crest Vacation Villas I & II
SOLARA SURFSIDE	Solara Surfside
THE SOUNDINGS SEASIDE RESORT CONDOMINIUM	Soundings
THE STUDIO HOMES AT ELLIS SQUARE	Studio Homes
THE BLAKE TIMESHARE PLAN	The Blake
THE FALLS VILLAGE	The Falls Village
THE FOUNTAINS	The Fountains
THE SUITES AT HERSHEY	The Suites at Hershey